Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,302,354.17

Principal:
Principal Collections	$17,956,691.50
Prepayments in Full	$8,820,508.96
Liquidation Proceeds	$224,745.26
Recoveries	$55,499.33
Sub Total	$27,057,445.05
Collections	$28,359,799.22

Purchase Amounts:
Purchase Amounts Related to Principal	$411,796.59
Purchase Amounts Related to Interest	$1,701.53
Sub Total	$413,498.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,773,297.34

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,773,297.34
Servicing Fee	$396,630.37	$396,630.37	$0.00	$0.00	$28,376,666.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,376,666.97
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,376,666.97
Interest - Class A-3 Notes	$206,536.72	$206,536.72	$0.00	$0.00	$28,170,130.25
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$28,032,967.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,032,967.25
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$27,955,234.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,955,234.33
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$27,898,408.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,898,408.33
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$27,826,060.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,826,060.41
Regular Principal Payment	$26,126,662.74	$26,126,662.74	$0.00	$0.00	$1,699,397.67
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,699,397.67
Residual Released to Depositor	$0.00	$1,699,397.67	$0.00	$0.00	$0.00
Total		$28,773,297.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,126,662.74
Total					$26,126,662.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,126,662.74	$51.80	$206,536.72	$0.41	$26,333,199.46	$52.21
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$26,126,662.74	$16.23	$550,606.56	$0.34	$26,677,269.30	$16.57

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$233,815,151.91	0.4635511	$207,688,489.17	0.4117535
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$449,815,151.91	0.2794056	$423,688,489.17	0.2631769

Pool Information
Weighted Average APR	3.309%	3.303%
Weighted Average Remaining Term	32.42	31.65
Number of Receivables Outstanding	36,539	35,380
Pool Balance	$475,956,439.39	$448,237,511.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$449,815,151.91	$423,688,489.17
Pool Factor	0.2843967	0.2678339

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$24,549,022.04
Targeted Overcollateralization Amount	$24,549,022.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,549,022.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		126	$305,185.87
(Recoveries)		129	$55,499.33
Net Loss for Current Collection Period			$249,686.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6295%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0395%
Second Prior Collection Period			0.9441%
Prior Collection Period			1.0459%
Current Collection Period			0.6484%
Four Month Average (Current and Prior Three Collection Periods)			0.9195%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,347	$10,846,545.49
(Cumulative Recoveries)			$1,189,948.92
Cumulative Net Loss for All Collection Periods			$9,656,596.57
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5770%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,495.18
Average Net Loss for Receivables that have experienced a Realized Loss			$2,221.44

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.55%	445	$6,954,783.52
61-90 Days Delinquent	0.16%	33	$717,203.16
91-120 Days Delinquent	0.06%	12	$272,008.22
Over 120 Days Delinquent	0.18%	46	$822,853.02
Total Delinquent Receivables	1.96%	536	$8,766,847.92

Repossession Inventory:
Repossessed in the Current Collection Period		22	$472,118.38
Total Repossessed Inventory		35	$727,573.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3333%
Prior Collection Period			0.3038%
Current Collection Period			0.2572%
Three Month Average			0.2981%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer